Stockholders' Equity (Preferred Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Feb. 10, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011 Series B Preferred Stock/Socius Purchase Agreement [Member]	Sep. 30, 2012 Series A Junior Participating Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 22, 2011 Series B Preferred Stock [Member] Series B Preferred Stock/Socius Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000						100,000	100,000		90,000	1,000
Preferred stock, shares outstanding											0	0
Preferred stock, value of shares available under purchase agreement													$ 5
Number of shares issuable through warrant			3,199,848			800,001	3,690,944			1,305,970
Exercise price of warrants	$ 0.28	$ 0.28	$ 0.28	$ 0.64	$ 0.56	$ 0.75	$ 0.508			$ 1.34
Preferred stock, par or stated value per share		$ 0.01						$ 0.01	$ 0.001		$ 0.01
Number of preferred shares entitled to be purchased per stock purchase right											0.001
Purchase price per share for Series A preferred stock purchased under share purchase rights agreement.		$ 50.0